Screenvision Transaction (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Summary of Changes in Investments in Unconsolidated Affiliates and Deferred Revenue

A summary of changes in investments in unconsolidated affiliates and deferred revenue for the Company’s equity method investment in SV Holdco for the years ended December 31, 2014 and 2013 are as follows:

Investments in unconsolidated affiliates	SV Holdco
Balance at January 1, 2013	$6,740
Equity loss of SV Holdco	(552)

Balance at December 31, 2013	$6,188

Balance at January 1, 2014	$6,188
Equity loss of SV Holdco	(1,992)

Balance at December 31, 2014	$4,196

Deferred revenue	SV Holdco
Balance at January 1, 2013	$34,141
Amortization of up-front payment	(946)
Amortization of Class C units	(211)

Balance at December 31, 2013	$32,984

Balance at January 1, 2014	$32,984
Amortization of up-front payment	(946)
Amortization of Class C units	(211)

Balance at December 31, 2014	$31,827